Related undertakings	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Related undertakings

A full list of related undertakings (comprising subsidiaries, joint ventures, associates and other significant holdings) is set out below.  All are 100% owned directly or indirectly by the Group except where percentage ownership denoted in (x%).

Company name	Share class	Reg office
Australia
Emailage Pty Ltd	Preference	AUS2
Fitness Show Pty Ltd	Ordinary	AUS4
Reed Business Information (Australia) Pty Ltd	Ordinary	AUS1
Reed Exhibitions Australia Pty Ltd	Ordinary	AUS3
Reed International Books Australia Pty Ltd	Ordinary	AUS3
Reed Oz Comic-Con Pty Ltd	Ordinary	AUS3
RELX Australia Pty Ltd	Ordinary	AUS3
Symbiotic Technologies Operation Pty Ltd	Ordinary	AUS5
ThreatMetrix Pty Ltd	Ordinary	AUS5
Austria
LexisNexis Verlag ARD ORAC GmbH & Co KG	Registered Capital	AUT2
ORAC Gesellschaft m.b.H.	Registered Capital	AUT2
Reed CEE GmbH	Registered Capital	AUT1
Reed Messe Salzburg GmbH	Registered Capital	AUT3
Reed Messe Wien GmbH	Registered Capital	AUT1
RELX Austria GmbH	Registered Capital	AUT3
System StandBau GmbH	Registered Capital	AUT3
Belgium
F4F Europe NV/SA	Ordinary	BEL2
LexisNexis BVBA	Ordinary	BEL1
Brazil
Elsevier Editora Ltda	Quotas	BRA1
Emailage Informática Ltda	Quotas	BRA8
Fircosoft Brasil Consultoria e Servicos de Informatica Ltda	Quotas	BRA2
LexisNexis Informações e Sistemas Empresariais Ltda	Quotas	BRA6
LexisNexis Serviços de Análise de Risco Ltda	Quotas	BRA7
MLex Brasil Midia Mercadologica Ltda	Quotas	BRA4
Reed Exhibitions Alcântara Machado Ltda	Quotas	BRA3
SST Software do Brasil Ltda	Quotas	BRA5
Canada
LexisNexis Canada Inc	Class B Voting	CAN1
RELX Canada Ltd	Common shares	CAN3
Science-Metrix Inc	Common shares	CAN3
China
Beijing Bakery China Exhibitions Co., Ltd (25%)	Registered Capital	CHN1
Beijing Medtime Elsevier Education Technology Co., Ltd (49%)	Registered Capital	CHN2
C-One Energy (Guangzhou) Co., Ltd	Registered Capital	CHN5
Genilex Information Technology Co., Ltd	Registered Capital	CHN6
ICIS Consulting (Beijing) Co., Ltd	Registered Capital	CHN7
KeAi Communications Co., Ltd (49%)	Registered Capital	CHN8
LexisNexis Risk Solutions (Shanghai) Information	Registered Capital	CHN9
Technologies Co., Ltd
Mack Brooks (Shanghai) Ltd	Registered Capital	CHN17
Reed Business Information (Shanghai) Co Ltd	Registered Captial	CHN16
Reed Elsevier Information Technology (Beijing) Co., Ltd	Registered Capital	CHN3
Reed Exhibitions (China) Co., Ltd	Registered Capital	CHN4
Reed Exhibitions Hengjin Co., Ltd (51%)	Registered Capital	CHN15
Reed Exhibitions (Shanghai) Co., Ltd	Registered Capital	CHN12
Reed Huabai Exhibitions (Beijing) Co., Ltd (51%)	Registered Capital	CHN4
Reed Huabo Exhibitions (Shenzhen) Co., Ltd (65%)	Registered Capital	CHN11
Reed Huaqun Exhibitions Co., Ltd (52%)	Registered Capital	CHN4
Reed Kuozhan Exhibitions (Shanghai) Co., Ltd (60%)	Registered Capital	CHN10
Reed Sinopharm Exhibitions Co., Ltd (50%)	Registered Capital	CHN4
RELX (China) Investment Co., Ltd	Registered Capital	CHN11
Shanghai Datong Medical Information Technology Co., Ltd	Registered Capital	CHN13
Shanghai SinoReal Exhibitions Co., Ltd (27.5%)	Registered Capital	CHN14

Company name	Share class	Reg office
Colombia
LexisNexis Risk Solutions S.A.S.	Ordinary	COL1
Denmark
Elsevier A/S	Ordinary	DNK1
Dubai, UAE
Reed Exhibitions Free Zone-LLC	Ordinary	UAE1
RELX Middle East FZ-LLC	Ordinary	UAE2
Egypt
Elsevier Egypt LLC	Ordinary	EGY1
France
Elsevier Holding France SAS	Ordinary	FRA1
Elsevier Masson SAS	Ordinary	FRA1
Evoluprint SAS	Ordinary	FRA2
Fircosoft SAS	Ordinary	FRA8
GIE EDI Data (83%)	Ordinary	FRA3
GIE Juris Data	Ordinary	FRA3
GIE PRK – Publicite Robert Krier	Registered Capital	FRA4
LexisNexis Business Information Solutions SA	Ordinary	FRA3
LexisNexis Business Information Solutions Holding SA	Ordinary	FRA5
LexisNexis International Development & Services SAS	Ordinary	FRA3
LexisNexis SA	Ordinary	FRA3
Reed Exhibitions ISG SARL	Registered capital	FRA6
Reed Expositions France SAS	Ordinary	FRA4
Reed Midem SAS	Registered capital	FRA6
Reed Organisation SAS	Ordinary	FRA4
RELX France SA	Registered capital	FRA6
RELX France Services SAS	Registered capital	FRA8
SAFI SA (50%)	Ordinary	FRA7
Germany
Elsevier GmbH	Registered Capital	DEU3
Elsevier Information Systems GmbH	Registered Capital	DEU2
LexisNexis GmbH	Registered Capital	DEU4
PatentSight GmbH	Registered Capital	DEU6
Reed Exhibitions (Germany) GmbH	Registered Capital	DEU4
Reed Exhibitions Deutschland GmbH	Registered Capital	DEU1
RELX Deutschland GmbH	Registered Capital	DEU1
Tschach Solutions GmbH	Ordinary	DEU5
Greece
Mack Brooks Hellas SA	Ordinary	GRE1
Hong Kong
Ascend China Holding Ltd	Ordinary	HNK1
JC Exhibition and Promotion Ltd (65%)	Ordinary	HNK1
JYLN Sager Ltd	Ordinary	HNK3
Mlex Asia Ltd (91%)	Ordinary	HNK5
Reed Business Information (China) Ltd	Ordinary	HNK2
Reed Exhibitions Ltd	Ordinary	HNK1
RELX (Greater China) Ltd	Ordinary	HNK4
India
FircoSoft India Private Ltd	Ordinary	IND2
Next Events Pvt Ltd	Registered Capital	IND4
Parity Computing India Pvt Ltd	Ordinary	IND5
Reed Elsevier Publishing (India) Pvt Ltd	Ordinary	IND3
Reed Manch Exhibitions Private Ltd (70%)	Ordinary	IND4
Reed Triune Exhibitions Private Ltd (72%)	Ordinary	IND6
RELX India Private Ltd	Ordinary	IND1

29 Related undertakings (continued)

Company name	Share class	Reg office
Indonesia
PT Reed Exhibitions Indonesia (70%)	Class A	IDN1
Class B
PT RELX Information Analytics Indonesia	Ordinary	IDN2
Ireland
Elsevier Services Ireland Ltd	Ordinary	IRL2
Emailage International Ltd	Ordinary	IRL4
LexisNexis Risk Solutions (Europe) Ltd	Ordinary	IRL1
LexisNexis Risk Solutions (Ireland) Ltd	Ordinary	IRL1
3D4Medical Ltd	Ordinary	IRL3
3D4Medical Support Services Ltd	Ordinary	IRL3
Israel
LexisNexis Israel Ltd	Ordinary	ISR1
Italy
Elsevier SRL	Registered Capital	ITA1
ICIS Italia SRL	Ordinary	ITA2
Reed Exhibitions ISG Italy SRL	Ordinary	ITA1
Reed Exhibitions Italia SRL	Ordinary	ITA1
Japan
Ascend Japan KK	Ordinary	JPN1
Elsevier Japan KK	Ordinary	JPN2
LexisNexis Japan KK	Common Stock	JPN3
PatentSight Japan Inc	Common Shares	JPN6
Reed Exhibitions Japan KK	Ordinary	JPN4
Reed ISG Japan KK	Ordinary	JPN5
ThreatMetrix GK	Membership Interest	JPN7
Korea (South)
Elsevier Korea LLC	Ordinary	KOR1
LexisNexis Legal and Professional Service Korea Ltd	Ordinary	KOR2
Reed Exhibitions Korea Ltd	Ordinary	KOR3
Reed Exporum Ltd (60%)	Ordinary	KOR4
Reed K. Fairs Ltd (70%)	Ordinary	KOR3
Malaysia
LexisNexis Malaysia Sdn Bhd	Ordinary	MYS2
Reed Exhibitions Sdn Bhd	Ordinary	MYS1
Macau
Reed Exhibitions Macau Ltd	Ordinary	MAC1
Mexico
Emailage MCA, SA de CV	Ordinary	MEX2
Masson-Doyma Mexico, S.A.	Ordinary	MEX1
Reed Exhibitions Mexico S.A. de C.V.	Ordinary	MEX1
New Zealand
LexisNexis NZ Ltd	Ordinary	NZL1
Philippines
Reed Elsevier Shared Services (Philippines) Inc.	Common Shares	PHL1
Poland
AI Digital Contracts Sp. z.o.o. (75%)	Ordinary	POL1
Elsevier Sp. z.o.o.	Ordinary	POL2
Russia
Elsevier OOO	Participation Shares	RUS1
LexisNexis OOO	Registered Capital	RUS1
Real Estate Events Direct OOO (80%)	Ordinary	RUS2
RELX OOO	Ordinary	RUS1
3D4Medical OOO	Ordinary	RUS3

	Share	Reg
Company name	class	office
Saudi Arabia
Reed Sunaidi Exhibitions LLC(50%)	Ordinary	SAU1
Singapore
Elsevier (Singapore) Pte Ltd	Ordinary	SGP1
Emailage Pte. Ltd	Ordinary	SGP5
Lexis-Nexis Philippines Pte Ltd (75%)	Ordinary B	SGP2
Preference shares
Mack Brooks Asia Pte Ltd	Ordinary	SGP4
Reed Business Information Pte Ltd	Ordinary	SGP3
RE (HAPL) Pte Ltd	Ordinary	SGP1
RELX (Singapore) Pte. Ltd	Ordinary	SGP2

South Africa
Fircosoft South Africa (Pty) Ltd	Ordinary	ZAF1
Globalrange SA (Pty) Ltd	Ordinary	ZAF2
Korbitec (Pty) Ltd (78%)	Ordinary	ZAF3
LegalPerfectTSoftware Solutions (Pty) Ltd (78%)	Ordinary	ZAF3
LexisNexis (Pty) Ltd (78%)	Ordinary	ZAF3
LexisNexis Academic (Pty) Ltd (78%)	Ordinary	ZAF3
LexisNexis Risk Management (Pty) Ltd (78%)	Ordinary	ZAF3
Property Payment Exchange (SA) (Pty) Ltd (78%)	Ordinary	ZAF3
RELX (Pty) Ltd	Ordinary	ZAF3
Reed Exhibitions (Pty) Ltd (90%)	A-shares	ZAF3
Reed Events Management (Pty) Ltd (90%)	Ordinary	ZAF3
Reed Exhibitions Group(Pty) Ltd (90%)	Ordinary	ZAF3
Reed Venue Management (Pty) Ltd (90%)	A-shares	ZAF3
Winsearch Services (Pty) Ltd (78%)	Ordinary	ZAF3
Spain
Elsevier Espana SL	Participations	ESP1
Switzerland
Fircosoft Schweiz GmbH	Ordinary	CHE2
RELX Swiss Holdings SA	Ordinary	CHE1
Taiwan
Elsevier Taiwan LLC	Ordinary	TWN1
Thailand
MackBrooks Exhibitions Asia Ltd (49%)	Ordinary	THA3
Reed Tradex Company Ltd (49%)	Ordinary	THA1
RELX Holding (Thailand) Co., Ltd	Ordinary	THA2
RELX Information Analytics (Thailand) Co., Ltd	Ordinary	THA4
The Netherlands
AGRM Solutions C.V.	Partnership Interest	NLD1
Elsevier B.V.	Ordinary	NLD1
ICIS Benchmarking Europe B.V	Ordinary	NLD1
LexisNexis Business Information Solutions B.V.	Ordinary	NLD1
LexisNexis Univentio B.V.	Ordinary	NLD2
LNRS Data Services BV	Ordinary	NLD1
Misset Uitgeverij B.V.(49%)	Ordinary	NLD3
One Business B.V. (33%)	Registered Capital	NLD4
RELX Employment Company B.V.	Ordinary	NLD1
RELX Finance B.V.	Ordinary	NLD1
RELX Holdings B.V.	Ordinary	NLD1
RELX Nederland B.V.	Ordinary	NLD1
RELX Overseas B.V.	RE Shares	NLD1
Turkey
Elsevier STM Bilgi Hizmetleri Limited Şirketi	Ordinary	TUR1
Mack Brooks Fuarcilik A.S	Registered Capital	TUR3
Reed Tüyap Fuarcilik A.Ş.(50%)	A Ordinary	TUR2
B Ordinary

29 Related undertakings (continued)

	Share	Reg
Company name	class	office
United Kingdom
Apply Financial Ltd	Ordinary	GBR2
Bradfield Brett Holdings Ltd	7 1/2% Preferred	GBR1
Income, Ordinary
Butterworths Ltd	Ordinary	GBR4
Cordery Ltd (71%)	Ordinary	GBR4
Cordery Compliance Ltd (71%)	Ordinary	GBR4
Crediva Ltd	Ordinary	GBR5
Dew Events Ltd	Ordinary	GBR3
Digital Foundry Network (50%)	Ordinary	GBR3
Drayton Legal Recoveries Ltd	Ordinary	GBR6
E & P Events LLP (50%)	No Shares	GBR3
Elsevier Ltd	Ordinary	GBR7
Elsevier Life Sciences IP Ltd	Ordinary	GBR7
Emailage Ltd	Ordinary	GBR5
Fastener Fairs Ltd	Ordinary,	GBR3
Ordinary-A,
Ordinary-B
Gamer Events Ltd	Ordinary	GBR3
Gamer Network Ltd	Ordinary, A Ordinary,	GBR3
B Ordinary, C Ordinary, D Ordinary
Imbibe Media Ltd	Ordinary	GBR3

Insurance Initiatives Ltd	Ordinary	GBR8
Legend Exhibitions Ltd	Ordinary	GBR3
LexisNexis Risk Solutions UK Ltd	Ordinary	GBR5
LNRS Data Services HoldingsLtd	Ordinary	GBR1
LNRS Data Services Ltd	Ordinary	GBR2
Mack Brooks Events Ltd	Ordinary	GBR3
Mack-Brooks Exhibitions Ltd	Ordinary	GBR3
Mack Brooks (France) Ltd	Ordinary	GBR3
Mack-Brooks Publishing Ltd	Ordinary, A Ordinary	GBR3
Mack Brook Speciality Publishing Ltd	Ordinary	GBR3
MCM Central Ltd	Ordinary	GBR3
MCM Expo Ltd	Ordinary	GBR3
Mendeley Ltd	Ordinary	GBR7
MLex Ltd	Ordinary	GBR4
Newsflo Ltd	Ordinary	GBR1
NLife Ltd (23.5%)	Ordinary	GBR12
Offshore Europe (Management) Ltd	Ordinary	GBR3
Offshore Europe Partnership (50%)	Partnership Interest	GBR3
Out There Gaming Ltd (70%)	Ordinary	GBR3
Oxford Spires Management Co; Ltd (55%)	Ordinary	GBR10
Prean Holdings Ltd	Deferred, Ordinary	GBR1
RE (EPS) Ltd	Ordinary	GBR1
RE (HPL) Ltd	Ordinary	GBR1
RE (RCB) Ltd	Ordinary	GBR1
RE Secretaries Ltd	Ordinary	GBR1
RE (SOE) Ltd	Ordinary	GBR3
Reed Business Information Ltd	Ordinary	GBR2
Reed Elsevier (UIG) Ltd	Ordinary	GBR1
Reed Events Ltd	Ordinary	GBR3
Reed Exhibitions Ltd	Ordinary	GBR3
Reed Nominees Ltd	Ordinary	GBR1
RELX (Holdings) Ltd	Ordinary	GBR1
RELX (Investments) plc	Ordinary	GBR1
RELX (UK) Ltd	Ordinary	GBR1
RELX Finance Ltd	Ordinary	GBR1
RELX Group plc	Ordinary	GBR1

RELX Overseas Holdings Ltd	Ordinary	GBR1
REV Venture Partners Ltd	Ordinary	GBR1
SciBite Ltd	A Ordinary, B Ordinary, C Ordinary	BGR13
Snowflake Software	Ordinary	GBR2
Symbiotic Technologies Operations Ltd	Ordinary	GBR9
Tracesmart Ltd	Ordinary	GBR5
Wunelli Ltd	Ordinary	GBR11

	Share	Reg
Company name	class	office
United States
Accuity Asset Verification Services Inc.	Common Stock	USA1
Accuity Inc.	Common Stock	USA1
Altiris, Inc.	Common Stock	USA1
American Textile Machinery Exhibitions International Inc. (40%)	Common Stock	USA3
Aries Systems Corporation	Common Stock	USA3
Chemical Data, LLC	Membership Interest	USA3

Derman, Inc.	Common Stock	USA4
Dunlap-Hanna Publishers (50%)	Partnership Interest	USA7
Elsevier Holdings Inc.	Common Stock	USA3
Elsevier Inc.	Common Stock	USA3
Elsevier Medical Information LLC	Membership Interest	USA3
Elsevier STM Inc.	Common Stock	USA3
Emailage Corporation	Common Stock	USA12
Enclarity, Inc.	Common Stock	USA2
Gaming Business Asia LLC (50%)	Membership Interest	USA3
Health Market Science, Inc.	Common Stock	USA2
ID Analytics LLC	Membership Interest	USA1
IDG-RBI China Publishers LLC (50%)	Membership Interest	USA3
Knovel Corporation	Common Stock	USA3
Knowable Inc (75%)	Common Stock	USA8
LexisNexis Claims Solutions Inc.	Common Stock	USA2
LexisNexis Coplogic Solutions Inc.	Common Stock	USA2
LexisNexis of Puerto Rico Inc.	Common Stock	USA9
LexisNexis Risk Assets Inc.	Common Stock	USA2
LexisNexis Risk Data Management Inc.	Common Stock	USA2
LexisNexis Risk Holdings Inc.	Common Stock	USA2
LexisNexis Risk Solutions Inc .	Common Stock	USA2
LexisNexis Risk Solutions FL Inc.	Common Stock	USA2
LexisNexis Special Services Inc.	Common Stock	USA6
LexisNexis VitalChek Network Inc.	Common Stock	USA2
LNRS Data Services Inc.	Common Stock	USA5
Matthew Bender & Company, Inc.	Common Stock	USA3
MLex US, Inc. (91%)	Common Stock	USA3
Parity Computing, Inc.	Common Stock	USA3
PCLaw Time Matters LLC (51%)	No Stock	USA2
PoliceReports.US, LLC	Membership Interest	USA2
Portfolio Media, Inc.	Common Stock	USA3

Reed Technology and Information Services Inc.	Common Stock	USA3
RELX Capital Inc.	Common Stock	USA4
RELX Inc.	Common Stock	USA3
RELX Risks Inc.	Common Stock	USA2
RELX US Holdings Inc.	Common Stock	USA3
Reman, Inc.	Common Stock	USA3
REV IV Partnership LP	No Stock	USA4
SAFI Americas LLC (50%)	Membership Interest	USA3
SageStream LLC	Membership Interest	USA1
SciBite Inc.	Common Stock	USA3
Shadow Health, Inc.	Common Stock	USA3
Shadow Holding Ventures, Inc.	Common Stock	USA3
The Reed Elsevier Ventures 2005 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2006 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2009 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2010 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2011 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2012 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2013 Partnership LP	Partnership Interest	USA4
The Remick Publishers (50%)	Partnership Interest	USA7
ThreatMetrix, Inc.	Common Stock	USA2
World Compliance, Inc.	Common Stock	USA4

Vietnam
Reed Tradex Vietnam LLC (49%)	Ordinary	VIE1

29 Related undertakings (continued)

Registered offices
Australia
AUS1:	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills NSW 2153,Australia
AUS2:	383 Kent Street, Sydney NSW 2000, Australia
AUS3:	‘Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
AUS4:	Fordham Business Advisors Pty Ltd, Rialto South Tower Level 35, 525 Collins Street, Melbourne, Vic, 3000
AUS5:	1303, 799 Pacific Highway, Chatswood, NSW 2067
Austria
AUT1:	Messeplatz 1, 1020, Wien, Austria
AUT2:	Marxergasse 25, 1030, Wien, Austria
AUT3:	Am Messezentrum 6, 5020, Salzburg, Austria
Belgium
BEL1:	Oudenaardseheerweg 129, 9810 Nazareth, Belgium
BEL2:	Guldensporenpark 36D, 9820 Merelbeke, Belgium
Brazil
BRA1:	Rua da Assembleia no 100, 6th Floor, RJ Centro, Rio de Janiero, 20011-904, Brazil
BRA2:	Rua Bela Cintra 2305, São Paulo, 01415-009,Brazil
BRA3:	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
BRA4:	Avenida paulista, 2300-Piso Pilotis room 28, Sao Paulo, 01310-300,Brazil
BRA5:	Rua Cel Fonseca, 203 A-Centro, Botucatu, SP, 18600-200,Brazil
BRA6:	Rua Bela Cintra no. 1200, 5th floor, Sâo Paulo, 01415-002, Brazil
BRA7:	Alameda Rio Negro, 161 Alphaville Industrial, Barueri SP 06.455-000, Brazil
BRA8:	Rua Alvaro Anes 46, 3 Andar, Sâo Paulo, 05421-010, Brazil
Canada
CAN1:	123 Commerce Valley Drive East, Suite 700, Markham, Ontario, L3T 7W8, Canada
CAN2:	177 King Street West, Suite 400, Toronto-Dominion Centre Toronto, Ontario, M5K 0A1, Canada
CAN3:	555 RIichmond Street West, Toronto, Ontario,M5V 3B1, Canada

China
CHN1:	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044, China
CHN2:	West Building of Administration Building, Xueyuan Road No. 38 Peking University Health Science Center, Haidan District, Beijing, 100191, China

CHN3:	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
CHN4:	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHN5:	Unit 2480, Building 2, No. 7, Chuangxin Road, Science Park of Changping District, Beijing, China
CHN6:	Unit B1303-1 & 1305, 13F Center Plaza, 161 Linhe Road West, Tianhe District Guangzhou, China
CHN7:	404 F4, No.9 Shangdi 9th Street, Haidian District, Beijing, 100085, China
CHN8:	Room 5106, Raffle City, 268 Middle Xizang Road, Huangpu District, Shanghai, 200001, China
CHN9:	Room A 100 of Room 0307, Floor 3, Building 3, 7 Middle Dongsanhuan road, Chaoyang District, Beijing
CHN10:	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070,

CHN11:	Room 319, 238 Jiangchangsan Road, Jing’an District, Shanghai, China
CHN12:	Room 304, Sanlian Building, No.8, Huajing Road, Pudong District, Shanghai, 200070, China
CHN13:	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm,Chongming County, Shanghai Municipality
CHN14:	FL2, No.979, Yunhan Road, Nicheng Town, Pudong New Area
CHN15:	Floor 2, No.979, Yunhan Road, Nicheng Town, Pudong New Area, Shanghai
CHN16:	4/F Block C, No 999 Jingzhong Road, Changning District, Shanghai, China
CHN17:	Room Jia301-22, No15, Lane152, Yanchang Road, Shanghai, China
Colombia
COL1:	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogotá, d.c., 76600, Colombia
Denmark
DNK1:	Niels Jernes Vej 10, 9220, Aalborg Øst, Denmark
Dubai, UAE
UAE1:	Office G-49, Building No 9, Dubai Media City, Post Box 502425, Dubai, United Arab
UAE2:	Al Emirates Sufouh Complex, Floor 3, No. 304, Dubai, United Arab Emirates
Egypt
EGY1:	Land Mark Office Building, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo, Egypt

Registered offices
France
FRA1:	65, rue Camille Desmoulins, 92130, Issy les Moulineaux, France
FRA2:	Parc Euronord – 10, rue du Parc – 31150 Bruguieres
FRA3:	141 rue de Javel, 75015 Paris
FRA4:	52 Quai de Dion Bouton 92800 Puteaux
FRA5:	Immeuble « Technopolis », 350 rue Georges Besse –Nîmes (30000)
FRA6:	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
FRA7:	6-8 Rue Chaptal, 75009 Paris
FRA8:	151-155 Rue de Bercy, 75012 Paris, France
Germany
DEU1:	Völklinger Strasse 4, 40219, Düsseldorf, Germany

DEU2:	Theodor-Heuss-Allee 108, D-60488, Frankfurt am Main, Hesse, Germany
DEU3:	Hackerbrücke 6, 80335, Munich, Germany
DEU4:	Heerdter Sandberg 30, 40549, Düsseldorf, Germany
DEU5:	Steinhäuserstrasse 9, 76135, Karlsruhe, Germany
DEU6:	Joseph-Schumpeter-Allee 33, 53227, Bonn
Greece
GRE1:	188A, Filolaou Str.,Athens, 11632, Greece
Hong Kong
HNK1:	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
HNK2:	Level 54 Hopewell Center, 183 Queens Road East (Tricor Office), Hong Kong
HNK3:	Flat 1506, 15/F, Lucky Center, No. 165-171 Wan Chai Road, Wan Chai, Hong Kong
HNK4:	11/F Oxford House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong
HNK5:	3901, 39th Floor Hopewell Center, 183 Queens Road East, Wanchai, Hong Kong
India
IND1:	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
IND2:	S21 Vatika Centre, No 471 Anna Salai, Taynampet, Chennai, 600035, India
IND3:	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
IND4:	Unit no 03,04,05 first floor, Southern Park D2 Saket, New Delhi, South Delhi ,110017, India
IND5:	99/100, Prestige Towers Unit No. 505, Fifth Floor, Residency Road, Bangalore , Karnataka, 560025, India
IND6:	#25, 3rd floor, 8th Main Road, Vasanthnager, Bangalore, 560052, India

Indonesia

IDN1:	Menara Citicon Level 8. Unit 8011 & 8012 Jl. Letjen S. Parman No. 8 Kav 72 Slipi Palmerah Jakarta Barat 11410 Indonesia
IDN2:	Gedung World Trade Center, 3 LT 20 Spaces JL Jend Sudirman Kav 29-31 RT/RW

Ireland
IRL1:	80 Harcourt Street, Dublin 2, Ireland
IRL2:	Suite 4320, Atlantic Avenue, Westpark Business Campus, Shannon, Clare, Ireland
IRL3:	1st Floor The Grange Stillorgan Road, Blackrock, Co Dublin, Ireland
IRL4:	6th Floor, South Bank House, Barrow Street, Dublin 4, Ireland
Israel
ISR1:	Meitar, attorneys at Law, 16 Abba Hillel Road, Ramat Gan, 5250608, Israel
Italy
ITA1:	Via Marostica 1, 20146, Milan, Italy
ITA2:	Studio Colombo e Associati, Via Cino del Duca 5, 20122, Milano, Italy
Japan
JPN1:	Kyodo Tsushin Kaikam 2F, 2-2-5 Toronomon, Minato-ku, Tokyo, 105-0001
JPN2:	Ark Mori Building, 1-12-32 Akasaka, Minato-ku, Tokyo, 107-6029, Japan
JPN3:	1-9-15, Higashi Azabu, Minato-ku Tokyo Japan
JPN4:	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku, Shinjuku-ku, Tokyo, Japan
JPN5:	13-12 Rokubancho, Chiyoda-ku, Tokyo, Japan
JPN6:	7F Cross Office Uchisaiwaicho, 1-18-6 Nishi-Shinbashi, Minato-ku, Tokyo
JPN7:	2-6, Kasumigaseki 3-chome, Chiyoda-ku, Tokyo
Korea (South)
KOR1:	Chunwoo Building, 4th floor, 534 Itaewon-dong, Yongsan-gu, Seoel, 140-861, Korea, Republic of
KOR2:	206 Noksapyeong-daero, Yongsan-gu, Seoel, Korea, Republic of
KOR3:	Room 4401, Trade Tower, 159-1, Samseong-dong, Gangnam-gu Seoul, 135-729, Republic of Korea
KOR4:	1324 Block A Tera Tower II, 201, Songpa-daero, Songpa-gu, Seoul, 05854

29 Related undertakings (continued)

Registered offices
Malaysia
MYS1:	6th Floor, Akademi Etiqa, No. 23 Jalan Melaka, 50100 Kuala Lumpur, Malaysia
MYS:2	Suite 29-1, Level 29, Vertical Corporate, Tower B, Avenue 10, The Vertical, 59200 Bangsar South City, Kuala Lumpur, Malaysia
Mexico
MEX1:	Insurgentes Sur # 1388 Piso 8, Col. Actipan, Deleg. Benito Juarez, C.P. 03230 Ciudad de México, México
MEX2:	DVNA Del Valle-Nunez y Asociados, Goldsmith No 37 Desp 803, Col Planco Chapultepe, Ciudad de Viver, 11.560,México
Macau
MAC1:	Rua De Xangai, No. 175 Edif. Associacao Comercial de Macau, 11 Andar, Bloco K, Macau
New Zealand
NZL1:	Level 1, 138 The Terrace, P.O. Box 472, Wellington 6011, New Zealand
Philippines
PHL1:	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon City, Metro Manila, 1101, Philippines
Poland
POL1:	Sw. Antoniego 2/4 50-073, Wroc£aw,Poland
POL2:	Natpoll Building, ul. Migdalowa 4/59, 02-796, Warsaw, Poland
Russia
RUS1:	2-y Syromyatnichesky per.1, Delta Plaza business center, 105120, Moscow, Russian Federation
RUS2:	Petrozavodskaya street 28/4, Building VI, room 2, 125475, Moscow, Russian
RUS3:	Krasnykh Federation Partizan st. 152, Office 505, 350049, Krasnodar, Russian Federation
Saudi Arabia
SAU1:	Al Fadl Commercial Center, Jeddah, 21411, Saudi Arabia
Singapore
SGP1:	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239119, Singapore
SGP2:	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SGP3:	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, Singapore, 48602551, Singapore
SGP4:	8 Robinson Road #03-00 ASO Building Singapore 048544
SGP5:	120 Lower Delta Road #12-02, Cendex Centre, Singapore, 169208
South Africa
ZAF1:	Regus Brooklyn Bridge, 3rd Floor Steven House, Brooklyn Bridge Office Park, Fehrsen Street, Brooklyn, Pretoria
ZAF2:	Fourways Gold Park, 1st Floor – Wentworth Building, 32 Roos Street, Fourways, 2191, South Africa
ZAF3:	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
Spain
ESP1:	C/ Josep Tarradellas 20-30, 1º / 20029, Barcelona, Spain
Switzerland
CHE1:	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
CHE2:	Regus Brooklyn Bridge, 3rd Floor Steven House Brooklyn, 570 Fehrsen Street, 0181, Brooklyn, Pretoria, Switzerland
Taiwan
TWN1:	Rm N818, 8F, Chia Hsin Building II, No.9 , Lane 3, Minsheng West Road, Taipei 10449, Taiwan

Registered offices
Thailand
THA1:	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road, Silom, Bangrak, Bangkok, 10500, Thailand
THA2:	14th Floor, CTI Tower, 191/70-73 Ratchadapisek Road, Khwaeng Klongtoey, Khet, Klongtoey, Bangkok, Thailand
THA3:	140/36, New ITF Tower, 17th Floor, Silom Road, Bangrak 10500, Bangkok, Thailand
THA4:	2 Ploenchit Centre, Room 7, Floor G., Sukhumvit Road, Klongtoey, Bangkok, 10110, Thailand
The Netherlands
NLD1:	Radarweg 29, 1043 NX Amsterdam, Netherlands
NLD2:	Galileiweg 8, 2333 BD Leiden, Netherlands

NLD3:	Prins Hendrikstraat 17, 7001GK Doetinchem
NLD4:	Spaklerweg 53, 1114 AE Amsterdam-Duivendrecht
Turkey
TUR1:	Maslak Mah. Bilim Sokak Sun Plaza Kat:13 Şişi-Maslak, Istanbul, Turkey
TUR2:	E - 5 Karayolu Üzeri, Gürpınar Kavşağı 34500, Büyükçekmece ,Istanbul, 34500,
TUR3:	Fulya Turkey Mah. Hakkı Yeten Cad. No:10/C, Selenium Plaza Kat:5,6 Fulya, Beşiktaş İstanbul, Turkey
United Kingdom
GBR1:	1-3 Strand, London, WC2N 5JR, United Kingdom
GBR2:	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
GBR3:	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
GBR4:	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
GBR5:	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
GBR6:	The Eye, 1 Procter Street, London, WC1V 6EU, United Kingdom
GBR7:	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
GBR8:	Third Floor, City Buildings, Carrington Street, Nottingham, NG1 7FG
GBR9:	1st Floor 80 Moorbridge Road, Maidenhead, Berkshire, SL6 8BW
GBR10:	40 Kimbolton Road, Bedford, England, MK40 2NR
GBR11:	1000 Lakeside, Western Road, Portsmouth, PO6 3EN, United Kingdom
GBR12:	5 Oakwood Drive, Loughborough, England, LE11 3QF
GBR13:	Biodata Innovation Centre Wellcome Genome Campus, Hinxton, Cambridge, England, CB10 1DR
United States
USA1:	1007 Church Street, Evanston IL 60201
USA2:	1000 Alderman Dr., Alpharetta, GA 30005
USA3:	230 Park Ave, New York, NY 10169
USA4:	1105 North Market St, Wilmington, DE 19801
USA5:	3355 West Alabama Street, Houston, TX 77098
USA6:	Puerta Del Condado #1095, Wilson Ave, Local #3, San Juan, PR 00907
USA7:	313 Washington Street, Suite 400, Newton, MA 02458
USA8:	1209 Orange Street, Wilmington, DE 19801
USA9:	9443 Springboro Pike, Miamisburg, OH 45342

Vietnam
VIE1:	2nd Floor, Kova Center, 92G-92H Nguyen Huu Canh Street, Ward no. 22, District.
Binh Thanh, Ho Chi Minh City, Vietnam